Label	Element	Value
Other [Member] | Other Investment Properties [Member]
Investment property	ifrs-full_InvestmentProperty	$ 5,388,000,000
Investment property	ifrs-full_InvestmentProperty	5,513,000,000
Real Estate1 [Member] | Opportunistic Retail Sector [Member]
Investment property	ifrs-full_InvestmentProperty	4,217,000,000
Investment property	ifrs-full_InvestmentProperty	3,412,000,000
Real Estate1 [Member] | Opportunistic Office Sector [Member]
Investment property	ifrs-full_InvestmentProperty	5,853,000,000
Investment property	ifrs-full_InvestmentProperty	8,590,000,000
Real Estate1 [Member] | Triple Net Lease [Member]
Investment property	ifrs-full_InvestmentProperty	4,790,000,000
Investment property	ifrs-full_InvestmentProperty	4,804,000,000
Real Estate1 [Member] | Industrial Property1 [Member]
Investment property	ifrs-full_InvestmentProperty	2,678,000,000
Investment property	ifrs-full_InvestmentProperty	1,942,000,000
Real Estate1 [Member] | Multifamily1 [Member]
Investment property	ifrs-full_InvestmentProperty	3,574,000,000
Investment property	ifrs-full_InvestmentProperty	3,925,000,000
Real Estate1 [Member] | Student Housing [Member]
Investment property	ifrs-full_InvestmentProperty	649,000,000
Investment property	ifrs-full_InvestmentProperty	1,353,000,000
Real Estate1 [Member] | Manufactured Housing [Member]
Investment property	ifrs-full_InvestmentProperty	0
Investment property	ifrs-full_InvestmentProperty	2,206,000,000
Real Estate1 [Member] | Self-Storage [Member]
Investment property	ifrs-full_InvestmentProperty	1,624,000,000
Investment property	ifrs-full_InvestmentProperty	1,854,000,000
AUSTRALIA | Real Estate1 [Member] | Core Office [Member]
Investment property	ifrs-full_InvestmentProperty	2,112,000,000
Investment property	ifrs-full_InvestmentProperty	2,480,000,000
UNITED STATES | Real Estate1 [Member] | Core Office [Member]
Investment property	ifrs-full_InvestmentProperty	16,529,000,000
Investment property	ifrs-full_InvestmentProperty	14,827,000,000
BRAZIL | Real Estate1 [Member] | Core Office [Member]
Investment property	ifrs-full_InvestmentProperty	315,000,000
Investment property	ifrs-full_InvestmentProperty	327,000,000
CANADA | Real Estate1 [Member] | Core Office [Member]
Investment property	ifrs-full_InvestmentProperty	4,613,000,000
Investment property	ifrs-full_InvestmentProperty	4,597,000,000
Europe1 [Member] | Real Estate1 [Member] | Core Office [Member]
Investment property	ifrs-full_InvestmentProperty	1,830,000,000
Investment property	ifrs-full_InvestmentProperty	$ 1,040,000,000